Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 22 — Segment Information and Revenue from Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services primarily for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2023	2022	2021
Revenue
North America (mainly United States)	$3,306,988	$3,100,038	$2,791,472
Europe	703,141	582,192	622,780
Rest of the world	877,421	894,467	874,388
Total	$4,887,550	$4,576,697	$4,288,640

	As of September 30,
	2023	2022
Long-lived Assets(1)
Europe	$130,000	$153,021
North America	78,640	88,049
Rest of the world:
Israel	516,291	490,694
India	52,872	49,487
Others	13,120	13,036
Total	$790,923	$794,287

(1)
Property and equipment, net.

Revenue by nature of activities

	Year Ended September 30,
	2023	2022	2021
Managed services arrangements	$2,856,621	$2,755,486	$2,546,330
Others	2,030,929	1,821,211	1,742,310
Total	$4,887,550	$4,576,697	$4,288,640

Revenue from Significant Customers

The following table summarizes the percentage of revenue from significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2023, 2022 and 2021.

	Year Ended September 30,
	2023	2022	2021
Revenue
Customer 1	23.8%	26.8%	25.0%
Customer 2	23.1%	20.1%	19.1%